10. Finance Income and Finance Costs	12 Months Ended
Dec. 31, 2018
Finance Income And Finance Costs
Finance Income and Finance Costs

10.        Finance income and finance costs

The following table shows the items of finance income and costs for the years ended December 31:

	2018	2017	2016
Interest Perceptive Loan Agreement (see note 17)	—	—	(762)
Other finance cost Perceptive Loan Agreement (see note 17)	—	—	(242)
Interest SVB Loan Agreement (see note 17)	(847)	(690)	(41)
Foreign exchange differences	651	(2,378)	691
Interest on certificates of deposit with maturities of more than three months (see note 13)	5	77	122
Other finance income/finance costs	251	8	2
Finance income/costs - net	60	(2,983)	(230)